Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended							12 Months Ended
	Dec. 31, 2017	Jan. 31, 2017	Oct. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2014	Nov. 28, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 03, 2015
Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares par value									$ 0.25	$ 0.25
Number of shares authorized	80,000,000							80,000,000	80,000,000
Ordinary Shares [Member] | Shareholder [Member]
Statement Line Items [Line Items]
Number of shares authorized											80,000,000
NIS [Member] | Ordinary Shares [Member]
Statement Line Items [Line Items]
Ordinary shares par value											$ 0.25
Authorized share capital											$ 10,000,000
Increased authorized share capital											$ 20,000,000
Series Seven [Member]
Statement Line Items [Line Items]
Registered warrants						9,907,500
Warrants were exercisable into ordinary shares						396,300
Share premium						$ 258
Series Eleven [Member]
Statement Line Items [Line Items]
Fair value of warrants issued									$ 126	$ 307
Registered warrants								37,372,500
Warrants were exercisable into ordinary shares								1,494,900
Warrants expired date								Oct. 31, 2017
Series Eleven [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price								$ 9.80
Series Twelve [Member]
Statement Line Items [Line Items]
Fair value of warrants issued									291	303
Registered warrants								1,470,000
Warrants were exercisable into ordinary shares								1,470,000
Warrants expired date								Oct. 31, 2017
Series Twelve [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price								$ 15.29
Series Ten [Member]
Statement Line Items [Line Items]
Fair value of warrants issued									$ 146	$ 240
Registered warrants								39,042,000
Warrants were exercisable into ordinary shares								1,561,680
Warrants expired date								Oct. 31, 2017
Series Ten [Member] | NIS [Member]
Statement Line Items [Line Items]
Warrants exercise price								$ 9.85
September 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued								2,275,863
Cash issuance costs								$ 789
January 2017 Financing [Member]
Statement Line Items [Line Items]
Fair value of warrants issued		$ 1,868
Additional issuance costs		$ 188
October 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued								998,276
Cash issuance costs								$ 525
ADS [Member]
Statement Line Items [Line Items]
Ordinary shares	138,890							138,890
Additional ordinary shares	69,445
Warrants term		five and a half years
Warrants exercise price		$ 2.25
ADS [Member] | Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Ordinary shares		250,000
Warrants to purchase shares issued		125,000
Cash issuance costs		$ 621
Warrants exercise price		$ 2.25
ADS [Member] | September 2015 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share				$ 5.25
Equivalent to ordinary share price per share				$ 2.625
Fair value of warrants issued				$ 3,167
Warrants term				Five years
ADS [Member] | October 2015 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share			$ 5.25
Equivalent to ordinary share price per share			$ 2.625
Fair value of warrants issued			$ 1,147
Warrants term			Half years
ADS [Member] | December 2014 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share					$ 4.45
Equivalent to ordinary share price per share					$ 2.225
Fair value of warrants issued					$ 1,535
Warrants term					Five years
ADS [Member] | March 2014 Financing [Member]
Statement Line Items [Line Items]
Exercisable price per share						$ 6.43
Equivalent to ordinary share price per share						$ 3.215
Fair value of warrants issued						$ 1,098
Warrants term						Four years
Direct Offering [Member] | ADS [Member] | September 2015 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares				2,068,966
Additional ordinary shares				2,068,966
Gross proceeds				$ 9,000
Issued unregistered warrants to purchase				1,034,483
Ordinary shares issued				4,137,932
Direct Offering [Member] | ADS [Member] | October 2015 Financing [Member]
Statement Line Items [Line Items]
Ordinary shares			1,109,196
Additional ordinary shares			887,356
Gross proceeds			$ 4,825
Issued unregistered warrants to purchase			443,678
Ordinary shares issued			2,218,392
Private Placement and Accredited Investors [Member] | ADS [Member] | January 2017 Financing [Member]
Statement Line Items [Line Items]
Sold an aggregate shares		2,500,000
Ordinary shares		5,000,000
Warrants to purchase additional shares		1,250,000
Additional ordinary shares		2,500,000
Aggregate purchase price		$ 5,000
Placement Agent Warrants [Member] | ADS [Member] | September 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued								103,448
Ordinary shares issued	206,897							206,897
Exercisable price per share	$ 5.25							$ 5.25
Equivalent to ordinary share price per share	$ 2.625							$ 2.625
Subject to certain adjustments, for a period								5 years
Additional issuance costs								$ 317
Placement Agent Warrants [Member] | ADS [Member] | October 2015 Financing [Member]
Statement Line Items [Line Items]
Warrants to purchase shares issued								55,460
Ordinary shares issued	110,920							110,920
Exercisable price per share	$ 5.25							$ 5.25
Equivalent to ordinary share price per share	$ 2.625							$ 2.625
Subject to certain adjustments, for a period								5 years
Additional issuance costs								$ 143
Two Zero One Three Paln [Member]
Statement Line Items [Line Items]
Description of option agreement							Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, Stock options, of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.
Reserved for issuance shares of common stock							1,000,000
Two Zero One Three Paln [Member] | NIS [Member]
Statement Line Items [Line Items]
Ordinary shares par value							$ 0.25